CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,019,227)	¥ (64,232,235)	¥ (81,587,998)	¥ (136,458,901)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	114,936	818,541	6,161,834	6,844,237
Amortization of operating lease right-of-use assets	159,556	1,136,310	1,075,834	1,589,078
Provision (Reversal) for expected credit loss	349,984	2,492,478	(274,155)	2,976,474
Deferred tax (benefits) expense	411,633	2,931,528	(4,038,047)	(880,475)
Provision for inventory reserve	94,706	674,467
Gain from short-term investments	(5,939,403)	(42,298,644)
Impairment loss for unconsolidated entities				1,600,000
Loss on disposal fixed assets	29,167	207,719		3,285
Change in fair value of warrant liabilities	(8,734)	(62,200)	(372,961)	(4,415,328)
Stock compensation expense	133,754	952,556	32,164,435
Impairment loss for intangible assets			3,854,547
Impairment loss for goodwill			21,155,897
Loss on disposal of subsidiaries			(1,900,379)
Change in operating assets and liabilities:
Accounts receivable	(2,263,647)	(16,121,016)	70,783,791	(15,072,501)
Prepayment and other current assets	730,798	5,204,527	(8,706,708)	(5,544,532)
Inventories	(9,301)	(66,239)	384,038	167,562
Prepayments and deposits	(1,352)	(9,630)	106,536	32,688
Accounts payable	1,697,842	12,091,524	(59,893,927)	14,191,808
Operating lease liabilities	(159,541)	(1,136,202)	(1,049,831)	(1,482,308)
Contract liabilities	101,073	719,813	(1,173,186)	2,545,326
Other payables and accrued liabilities	(202,855)	(1,444,673)	(4,451,683)	1,891,849
Taxes payable	(67,120)	(478,011)	23,354	(2,647,030)
Net cash used in operating activities	(13,847,731)	(98,619,387)	(27,738,609)	(134,658,768)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan proceeds to third parties				(10,339,518)
Loan repayment from third parties				23,668,959
Purchases of property and equipment	(1,675)	(11,927)	(774,615)	(1,821,918)
Investments in unconsolidated entities			(600,000)
Purchases of short-term investments	(95,010,000)	(682,969,884)
Net cash (used in) provided by investing activities	(95,011,675)	(682,981,811)	(1,374,615)	11,507,523
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from convertible promissory note	209,300,000	1,504,532,120
Amounts advanced to related parties				(40,280)
Repayments from related parties			60,280
Repayments to related parties			(350,000)	(370)
Repayments of third-party loan	(996,096)	(7,093,896)	(7,406,104)	(90,000)
Cash received from recapitalization				223,513,290
Proceeds of third-party loan	1,328,194	9,459,000	9,900,000	500,000
Net cash provided by financing activities	209,632,098	1,506,897,224	2,204,176	223,882,640
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(117,198)	136,872	1,826,601	2,381,611
CHANGE IN CASH AND CASH EQUIVALENTS	100,655,494	725,432,898	(25,082,447)	103,113,006
CASH AND CASH EQUIVALENTS, beginning of year	17,795,126	126,037,538	151,119,985	48,006,979
CASH AND CASH EQUIVALENTS, end of year	118,450,620	851,470,436	126,037,538	151,119,985
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	178	1,268		4,201
Cash paid for interest	16,885	120,249	26,442	38,084
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible bonds exercise the right of conversion	(211,260,250)	(1,504,532,120)
Initial recognition of right-of-use assets and lease liabilities	69,812	497,182	932,174	5,653,603
Cash and cash equivalents	118,450,620	851,470,436	126,037,538	151,119,985
Total cash and cash equivalents shown in the consolidated statements of cash flows	$ 118,450,620	¥ 851,470,436	¥ 126,037,538	¥ 151,119,985